Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Consolidated Lease Cost	The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for leases for the nine months ended September 30, 2024 and 2023, respectively:
	Nine Months Ended September 30,
	2024	2023
Lease Cost:
Amortization of Right-of-Use Assets (finance)	$18,441	$22,147
Interest on Finance Lease Liabilities	—	275
Operating lease cost(1)	1,103,053	1,119,356
Total lease cost	$1,121,494	$1,141,778
(1)	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.
The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for operating leases for the years ended December 31, 2023, and 2022, respectively:
	Years Ended December 31,
	2023	2022
Lease Cost:
Amortization of Right-of-Use Assets	$29,299	$49,395
Interest on Lease Liabilities	275	2,177
Operating lease cost(1)	1,495,846	1,512,015
Total lease cost	$1,525,420	$1,563,587

(1)	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

Schedule of Weighted-Average Remaining Lease Terms and Weighted-Average Discount Rates	The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of September 30, 2024 and 2023, respectively:
	September 30,
	2024	2023
Weighted-average remaining lease term – operating leases (in years)	5.5	6.2
Weighted-average discount rate – operating leases	22%	22%
The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of December 31, 2023 and 2022, respectively:
	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases (in years)	6	6.5
Weighted-average discount rate – operating leases	22%	22%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities for the remainder of 2024 and the years through 2028 and thereafter are as follows:
Years Ending	Amounts
$353,212
2025	1,313,344
2026	1,254,722
2027	1,237,902
2028	1,225,327
thereafter	1,887,780
Total lease payments	$7,272,287
Less: Interest	(3,170,210)
Total Lease Liabilities	$4,102,077
Maturities of lease liabilities for the years through 2028 and thereafter are as follows:
Amounts
Years Ending
2024	$1,449,504
2025	1,245,614
2026	1,187,039
2027	1,199,467
2028	1,227,821
thereafter	1,892,919
Total lease payments	$8,202,364
Less: Interest	(3,825,734)
Total Lease Liabilities	$4,376,630